Fair Value - Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2024		Dec. 31, 2023
Assets
Listed equity securities	$ 817		$ 4,522,805
Option assets			1,801,095
Total Assets	817		6,323,900
Liabilities
Embedded derivative liabilities	(837,622)		(878,420)
Option liabilities	(5,925,501)	[1]	(3,009,166)
Warrant liabilities	(118,125)		(109,687)
Total Liabilites	(6,881,248)		(3,997,273)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Listed equity securities	817		4,522,805
Option assets
Total Assets	817		4,522,805
Liabilities
Embedded derivative liabilities
Option liabilities		[1]
Warrant liabilities	(80,500)		(74,750)
Total Liabilites	(80,500)		(74,750)
Significant Observable Inputs (Level 2) [Member]
Assets
Listed equity securities
Option assets			1,801,095
Total Assets			1,801,095
Liabilities
Embedded derivative liabilities	(837,622)		(878,420)
Option liabilities	(5,925,501)	[1]	(3,009,166)
Warrant liabilities	(37,625)		(34,937)
Total Liabilites	(6,800,748)		(3,922,523)
Significant Unobservable Inputs (Level 3) [Member]
Assets
Listed equity securities
Option assets
Total Assets
Liabilities
Embedded derivative liabilities
Option liabilities		[1]
Warrant liabilities
Total Liabilites

[1]	No collateral received or pledged for derivative contracts.